Equipment (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Equipment
Property, plant and equipment at beginning of period	kr 104
Deprecation for the year	(37)	kr (44)
Property, plant and equipment at end of period	163	104
Carrying Amount
Equipment
Property, plant and equipment at beginning of period	118	813
Acquisition for the year	0	118
Disposal for the year	0	(813)
Property, plant and equipment at end of period	214	118
Amortization
Equipment
Property, plant and equipment at beginning of period	(14)	(706)
Deprecation for the year	(37)	(44)
Disposal for the year	0	736
Property, plant and equipment at end of period	(51)	(14)
Parent Company
Equipment
Property, plant and equipment at beginning of period	104
Property, plant and equipment at end of period	80	104
Parent Company | Carrying Amount
Equipment
Property, plant and equipment at beginning of period	118	813
Acquisition for the year	0	118
Disposal for the year	0	(813)
Property, plant and equipment at end of period	118	118
Parent Company | Amortization
Equipment
Property, plant and equipment at beginning of period	(14)	(706)
Deprecation for the year	(24)	(44)
Disposal for the year	0	736
Property, plant and equipment at end of period	kr (38)	kr (14)